Cover	Nov. 15, 2024
Cover [Abstract]
Entity Registrant Name	Via Renewables, Inc.
Entity Central Index Key	0001606268
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Nov. 15, 2024
Entity File Number	001-36559
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	46-5453215
Entity Address Address Line 1	12140 Wickchester Ln
Entity Address Address Line 2	Ste 100
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77079
City Area Code	713
Local Phone Number	600-2600
Security 12b Title	8.75% Series A Fixed-to-Floating RateCumulative Redeemable Perpetual Preferred Stock, par value $0.01 per share
Trading Symbol	VIASP
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	This Form 8-K/A is being filed to include the completed signature page to the Form 8-K that was originally filed with the SEC on November 15, 2024 (“Original Form 8-K). This Form 8-K/A includes signature of the chief financial officer of the registrant. No other changes have been made to the Original Form 8-K.